UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $3,389,190 of securities on loan) (1)	$255,630,025
Cash	63,572
Dividends receivable	335,599
Subscriptions receivable	311,437
Receivable for investments sold	171,190

Total assets	256,511,823

LIABILITIES:
Due to investment adviser	133,562
Payable upon return of securities loaned	3,449,606
Redemptions payable	50,898
Payable for investments purchased	245,207
Variation margin on futures contracts	39,268

Total liabilities	3,918,541

NET ASSETS	$252,593,282

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,907,065
Additional paid-in capital	307,036,056
Net unrealized depreciation on investments and futures contracts	(38,106,567)
Undistributed net investment income	62,299
Accumulated net realized loss on investments and futures contracts	(18,305,571)

NET ASSETS	$252,593,282

NET ASSET VALUE PER OUTSTANDING SHARE	$13.25
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	19,070,652

(1) Cost of investments in securities:	$293,678,291

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$1,077
Income from securities lending	65,479
Dividends	3,061,715

Total income	3,128,271

EXPENSES:
Management fees	699,837

NET INVESTMENT INCOME	2,428,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(5,188,755)
Net realized gain on futures contracts	262,535
Change in net unrealized depreciation on investments	9,718,900
Change in net unrealized depreciation on futures contracts	(121,166)

Net realized and unrealized gain on investments and futures contracts	4,671,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,099,948

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,428,434	$6,162,335
Net realized gain (loss) on investments	(5,188,755)	5,087,532
Net realized gain (loss) on futures contracts	262,535	(2,250,059)
Change in net unrealized depreciation on investments	9,718,900	(168,497,063)
Change in net unrealized appreciation (depreciation) on futures contracts	(121,166)	75,990

Net increase (decrease) in net assets resulting from operations	7,099,948	(159,421,265)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,366,135)	(6,012,309)
From net realized gains	0	(8,904,980)

Total distributions	(2,366,135)	(14,917,289)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	15,681,977	38,505,327
Reinvestment of distributions	2,366,135	14,917,289
Redemptions of shares	(25,536,610)	(88,054,044)

Net decrease in net assets resulting from share transactions	(7,488,498)	(34,631,428)

Total decrease in net assets	(2,754,685)	(208,969,982)

NET ASSETS:
Beginning of period	255,347,967	464,317,949

End of period (1)	$252,593,282	$255,347,967
	0	0

OTHER INFORMATION:

SHARES:
Sold	1,269,309	2,119,777
Issued in reinvestment of distributions	178,711	1,014,349
Redeemed	(2,130,397)	(4,766,266)

Net decrease	(682,377)	(1,632,140)

(1) Including undistributed net investment income	$62,299	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$12.93		$21.71	$22.49	$21.27	$22.10	$22.41

Income from Investment Operations

Net investment income	0.13		0.31	0.31	0.30	0.28	0.33
Net realized and unrealized gain (loss)	0.32		(8.32)	0.84	2.79	0.83	2.05

Total Income (Loss) From
Investment Operations	0.45		(8.01)	1.15	3.09	1.11	2.38

Less Distributions

From net investment income	(0.13)		(0.31)	(0.31)	(0.30)	(0.28)	(0.33)
From net realized gains	0.00		(0.46)	(1.62)	(1.57)	(1.66)	(2.36)

Total Distributions	(0.13)		(0.77)	(1.93)	(1.87)	(1.94)	(2.69)

Net Asset Value, End of Period	$13.25		$12.93	$21.71	$22.49	$21.27	$22.10

Total Return ±	3.44%	^	(37.26%)	5.14%	14.69%	5.02%	10.74%

Net Assets, End of Period ($000)	$252,593		$255,348	$464,318	$502,295	$515,700	$565,148

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	2.08%	*	1.69%	1.33%	1.31%	1.24%	1.34%

Portfolio Turnover Rate	5.55%	^	6.63%	7.70%	7.83%	8.19%	5.68%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Stock	$245,836,633	$-	$-	$245,836,633
Short-term investments	3,449,606	6,343,786	-	9,793,392
Liabilities
Other financial instruments*	(39,268)	-	-	(39,268)
Total	$249,246,971	$6,343,786	$-	$255,590,757

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2009.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities.  Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,920,217 and $22,840,012, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $305,776,959.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,416,884 and gross depreciation of securities in which there was an excess of tax cost over value of $90,563,818 resulting in net depreciation of $50,146,934.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$39,268

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$262,535	Change in net unrealized depreciation on futures contracts	$(121,166)

As of June 30, 2009, the Portfolio held 134 S&P 500 Emini long futures contracts and 9 S&P 400 MidCap Emini short futures contracts. The contracts expire in September 2009 and the Portfolio has recorded unrealized depreciation of $51,451 and $6,850, respectively, for a total unrealized depreciation of $58,301.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $3,389,190 and received collateral of $3,449,606 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Stock Index Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	20,446,467	8.00%
Consumer Products & Services	52,974,674	20.72%
Financial Services	33,889,875	13.26%
Health Care Related	34,068,828	13.33%
Industrial Products & Services	13,121,496	5.13%
Natural Resources	33,017,142	12.92%
Technology	41,779,428	16.34%
Transportation	6,072,343	2.38%
Utilities	10,466,380	4.09%
Short Term Investments*	9,793,392	3.83%
	$255,630,025	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.43%
920	Alliant Techsystems Inc *	75,771
2,833	BE Aerospace Inc *	40,682
20,369	Boeing Co	865,682
10,799	General Dynamics Corp	598,157
3,474	Goodrich Corp	173,596
20,864	Honeywell International Inc	655,130
3,269	L-3 Communications Holdings Inc	226,803
9,163	Lockheed Martin Corp	738,996
9,073	Northrop Grumman Corp	414,455
3,929	Precision Castparts Corp	286,935
11,053	Raytheon Co	491,085
4,443	Rockwell Collins Inc	185,406
26,423	United Technologies Corp	1,372,939
		$6,125,637

Agriculture --- 0.23%
18,007	Archer-Daniels-Midland Co	482,047
2,092	Corn Products International Inc	56,045
1,234	Scotts Co Class A	43,252
		$581,344

Air Freight --- 0.92%
4,756	CH Robinson Worldwide Inc	248,025
5,956	Expeditors International of Washington Inc	198,573
8,733	FedEx Corp	485,730
27,909	United Parcel Service Inc Class B	1,395,171
		$2,327,499

Airlines --- 0.08%
3,364	AirTran Holdings Inc *	20,823
1,020	Alaska Air Group Inc *	18,625
5,707	JetBlue Airways Corp *	24,369
20,778	Southwest Airlines Co	139,836
		$203,653

Auto Parts & Equipment --- 0.24%
3,268	BorgWarner Inc	111,602
3,861	Gentex Corp	44,788
6,782	Goodyear Tire & Rubber Co *	76,365
16,668	Johnson Controls Inc	362,029
		$594,784

Automobiles --- 0.22%
90,266	Ford Motor Co *	547,915
995	Thor Industries Inc	18,278
		$566,193

Banks --- 2.65%
3,586	Associated Banc-Corp	44,825
2,033	Bancorpsouth Inc	41,738
1,341	Bank of Hawaii Corp	48,048
18,144	BB&T Corp	398,805
1,389	Cathay General Bancorp †	13,209
1,203	City National Corp	44,307
4,238	Comerica Inc	89,634
1,863	Commerce Bancshares Inc	59,299
1,667	Cullen/Frost Bankers Inc	76,882
20,612	Fifth Third Bancorp	146,345
5,933	First Horizon National Corp	71,196
2,296	FirstMerit Corp	38,986
4,925	Fulton Financial Corp	25,659
15,247	Huntington Bancshares Inc	63,732
1,423	International Bancshares Corp †	14,671
19,856	KeyCorp	104,045
2,295	M&T Bank Corp †	116,884
9,882	Marshall & Ilsley Corp	47,434
688	PacWest Bancorp	9,054
12,910	PNC Financial Services Group	501,037
32,396	Regions Financial Corp	130,880
13,033	SunTrust Banks Inc	214,393
925	SVB Financial Group *	25,179
7,876	Synovus Financial Corp	23,549
3,161	TCF Financial Corp	42,263
1,368	Trustmark Corp	26,430
53,229	US Bancorp	953,864
3,977	Valley National Bancorp †	46,531
130,594	Wells Fargo & Co ~	3,168,210
819	Westamerica Bancorp †	40,631
1,943	Wilmington Trust Corp	26,541
3,233	Zions Bancorp †	37,374
		$6,691,635

Biotechnology --- 2.35%
1,982	Affymetrix Inc *	11,753
28,396	Amgen Inc *	1,503,284
8,094	Biogen Idec Inc *	365,444
538	Bio-Rad Laboratories Inc *	40,608
12,911	Celgene Corp *	617,662
2,071	Cephalon Inc *	117,322
1,854	Charles River Laboratories International Inc *	62,573
1,793	Covance Inc *	88,216
7,567	Genzyme Corp *	421,255
25,423	Gilead Sciences Inc *	1,190,813
4,899	Life Technologies Corp *	204,386
945	Mettler-Toledo International Inc *	72,907
1,555	Millipore Corp *	109,177
1,626	OSI Pharmaceuticals Inc *	45,902
3,269	PerkinElmer Inc	56,881
3,307	Pharmaceutical Product Development Inc	76,789
1,045	Techne Corp	66,681
11,733	Thermo Fisher Scientific Inc *	478,354
653	United Therapeutics Corp * †	54,414
809	Varian Inc *	31,899
4,856	Vertex Pharmaceuticals Inc *	173,068
2,704	Waters Corp *	139,175
		$5,928,563

Broadcast/Media --- 2.06%
19,058	CBS Corp	131,881
80,874	Comcast Corp	1,171,864
14,701	DIRECTV Group Inc * †	363,262
2,091	DreamWorks Animation SKG Inc *	57,691
1,364	Marvel Entertainment Inc *	48,545
64,519	News Corp	587,768
2,537	Scripps Networks Interactive Inc	70,605
9,882	Time Warner Cable Inc	312,963
33,558	Time Warner Inc	845,326
17,009	Viacom Inc *	386,104
52,079	Walt Disney Co	1,215,003
		$5,191,012

Building Materials --- 0.15%
1,321	Lennox International Inc	42,417
1,249	Martin Marietta Materials Inc	98,521
10,077	Masco Corp	96,538
3,418	Vulcan Materials Co	147,316
		$384,792

Chemicals --- 1.89%
5,886	Air Products & Chemicals Inc	380,177
2,291	Airgas Inc	92,854
2,565	Albemarle Corp	65,587
1,872	Ashland Inc	52,510
1,834	Cabot Corp	23,072
1,358	CF Industries Holdings Inc	100,682
1,323	Cytec Industries Inc	24,634
30,177	Dow Chemical Co	487,057
2,038	Eastman Chemical Co	77,240
4,710	Ecolab Inc	183,643
25,344	EI du Pont de Nemours & Co	649,313
2,039	FMC Corp	96,445
2,207	International Flavors & Fragrances Inc	72,213
1,892	Lubrizol Corp	89,510
525	Minerals Technologies Inc	18,910
15,308	Monsanto Co	1,137,997
2,185	Olin Corp	25,980
4,614	PPG Industries Inc	202,554
8,624	Praxair Inc	612,908
3,602	RPM Inc	50,572
1,366	Sensient Technologies Corp	30,831
3,425	Sigma-Aldrich Corp	169,743
2,796	Terra Industries Inc	67,719
2,812	Valspar Corp	63,354
		$4,775,505

Communications - Equipment --- 2.83%
10,867	3Com Corp *	51,183
2,709	ADC Telecommunications Inc *	21,564
1,539	ADTRAN Inc	33,042
1,242	Avocent Corp *	17,338
2,556	CIENA Corp * ~	26,454
161,780	Cisco Systems Inc *	3,015,579
2,292	CommScope Inc *	60,188
43,583	Corning Inc	699,943
2,203	F5 Networks Inc *	76,202
3,713	Harris Corp	105,301
6,183	JDS Uniphase Corp *	35,367
14,674	Juniper Networks Inc *	346,306
64,298	Motorola Inc	426,296
1,371	Plantronics Inc	25,926
2,351	Polycom Inc *	47,655
46,421	QUALCOMM Inc	2,098,229
11,100	Tellabs Inc *	63,603
		$7,150,176

Computer Hardware & Systems --- 4.85%
25,023	Apple Computer Inc * ~	3,564,026
48,777	Dell Inc *	669,708
1,858	Diebold Inc	48,977
56,461	EMC Corp *	739,639
66,931	Hewlett-Packard Co	2,586,883
850	Imation Corp	6,468
37,063	International Business Machines Corp ~	3,870,118
2,190	Lexmark International Group Inc Class A *	34,712
4,448	NCR Corp *	52,620
9,276	NetApp Inc *	182,923
3,866	Palm Inc * †	64,060
3,333	QLogic Corp *	42,262
6,362	Sandisk Corp *	93,458
20,931	Sun Microsystems Inc *	192,984
4,844	Teradata Corp *	113,495
		$12,262,333

Computer Software & Services --- 5.92%
982	ACI Worldwide Inc *	13,709
1,919	Acxiom Corp	16,945
14,690	Adobe Systems Inc *	415,727
439	Advent Software *	14,395
4,847	Akamai Technologies Inc *	92,965
2,458	ANSYS Inc *	76,591
6,406	Autodesk Inc *	121,586
5,187	BMC Software Inc *	175,269
11,059	CA Inc	192,758
7,391	Cadence Design Systems Inc *	43,607
5,076	Citrix Systems Inc *	161,874
8,193	Cognizant Technology Solutions Corp *	218,753
6,786	Compuware Corp *	46,552
1,071	Digital River Inc *	38,899
30,313	eBay Inc *	519,262
9,058	Electronic Arts Inc *	196,740
1,075	Equinix Inc *	78,163
5,901	Expedia Inc *	89,164
1,172	FactSet Research Systems Inc †	58,448
1,370	Fair Isaac Co	21,180
1,667	Gartner Inc *	25,438
6,735	Google Inc * ~	2,839,409
9,061	Intuit Inc *	255,158
2,350	Jack Henry & Associates Inc	48,762
2,297	Macrovision Solutions Corp *	50,098
4,358	McAfee Inc *	183,864
2,641	Mentor Graphics Corp *	14,446
2,255	MICROS Systems Inc *	57,097
214,676	Microsoft Corp ~	5,102,849
2,593	MPS Group Inc *	19,811
9,682	Novell Inc *	43,859
106,230	Oracle Corp	2,275,447
3,250	Parametric Technology Corp *	37,992
2,979	Salesforce.com Inc *	113,708
1,183	SRA International Inc *	20,773
2,332	Sybase Inc *	73,085
22,938	Symantec Corp *	356,915
4,042	Synopsys Inc *	78,859
2,439	ValueClick Inc *	25,658
5,408	VeriSign Inc *	99,940
1,919	Wind River Systems *	21,992
39,124	Yahoo! Inc *	612,682
		$14,950,429

Conglomerates --- 1.91%
19,477	3M Co	1,170,568
1,718	Carlisle Cos Inc	41,301
297,021	General Electric Co ~	3,481,086
1,115	Teleflex Inc	49,985
7,539	Textron Inc	72,827
		$4,815,767

Containers --- 0.25%
1,900	AptarGroup Inc	64,163
2,636	Ball Corp	119,042
2,802	Bemis Co Inc	70,610
960	Greif Inc	42,451
4,720	Owens-Illinois Inc *	132,207
3,700	Pactiv Corp *	80,290
4,448	Sealed Air Corp	82,066
2,987	Temple-Inland Inc	39,190
		$630,019

Cosmetics & Personal Care --- 0.21%
2,394	Alberto-Culver Co	60,879
11,974	Avon Products Inc	308,690
3,255	Estee Lauder Cos	106,341
1,544	NBTY Inc *	43,417
		$519,327

Distributors --- 0.23%
3,624	Fastenal Co †	120,208
1,324	GATX Corp	34,053
4,472	Genuine Parts Co	150,080
3,932	LKQ Corp *	64,682
1,258	MSC Industrial Direct Co Inc Class A	44,634
1,686	United Rentals Inc *	10,942
1,746	WW Grainger Inc	142,963
		$567,562

Electric Companies --- 2.96%
4,751	Allegheny Energy Inc	121,863
3,103	Alliant Energy Corp	81,081
5,990	Ameren Corp	149,091
13,372	American Electric Power Co Inc	386,317
1,088	Black Hills Corp	25,013
1,694	Cleco Corp	37,979
7,697	Consolidated Edison Inc	288,022
16,547	Dominion Resources Inc	553,001
3,252	DPL Inc	75,349
4,596	DTE Energy Co	147,072
9,138	Edison International	287,481
5,501	Entergy Corp	426,438
18,477	Exelon Corp	946,207
8,550	FirstEnergy Corp	331,313
11,522	FPL Group Inc	655,141
3,787	Great Plains Energy Inc	58,888
2,567	Hawaiian Electric Industries Inc	48,927
1,322	IDACORP Inc	34,557
2,143	Integrys Energy Group Inc	64,269
4,912	Northeast Utilities	109,587
2,996	NSTAR	96,202
6,574	NV Energy Inc	70,933
2,694	OGE Energy Corp	76,294
6,170	Pepco Holdings Inc	82,925
10,332	PG&E Corp	397,162
2,835	Pinnacle West Capital Corp	85,475
2,429	PNM Resources Inc	26,015
10,548	PPL Corp	347,662
7,827	Progress Energy Inc	296,095
21,946	Southern Co	683,837
5,970	TECO Energy Inc	71,222
3,048	Westar Energy Inc	57,211
3,279	Wisconsin Energy Corp	133,488
12,780	Xcel Energy Inc	235,280
		$7,487,397

Electronic Instruments & Equipment --- 0.94%
9,630	Agilent Technologies Inc *	195,585
3,013	Ametek Inc	104,190
4,804	Amphenol Corp	151,999
3,354	Arrow Electronics Inc *	71,239
4,237	Avnet Inc *	89,104
4,669	Cooper Industries Inc	144,973
21,077	Emerson Electric Co	682,895
4,214	FLIR Systems Inc *	95,068
1,944	Harman International Industries Inc	36,547
1,582	Hubbell Inc Class B	50,719
4,540	Ingram Micro Inc *	79,450
1,120	Itron Inc *	61,678
5,995	Jabil Circuit Inc	44,483
3,888	Molex Inc	60,458
1,569	National Instruments Corp	35,397
3,978	Rockwell Automation Inc	127,773
2,540	Roper Industries Inc	115,087
1,409	Tech Data Corp *	46,088
1,481	Thomas & Betts Corp *	42,742
3,352	Trimble Navigation Ltd *	65,800
5,232	Vishay Intertechnology Inc *	35,525
1,541	Woodward Governor Co	30,512
		$2,367,312

Electronics - Semiconductor --- 2.40%
15,722	Advanced Micro Devices Inc * †	60,844
8,230	Altera Corp	133,984
8,169	Analog Devices Inc	202,428
37,389	Applied Materials Inc	410,157
12,644	Atmel Corp *	47,162
11,989	Broadcom Corp Class A *	297,207
2,494	Cree Inc * †	73,299
3,473	Fairchild Semiconductor International Inc *	24,276
4,636	Integrated Device Technology Inc *	28,002
156,650	Intel Corp	2,592,558
2,012	International Rectifier Corp *	29,798
3,428	Intersil Holding Corp	43,090
4,765	KLA-Tencor Corp	120,316
3,545	Lam Research Corp *	92,170
6,234	Linear Technology Corp	145,564
18,200	LSI Logic Corp *	82,992
6,268	MEMC Electronic Materials Inc *	111,633
5,129	Microchip Technology Inc	115,659
23,749	Micron Technology Inc *	120,170
5,474	National Semiconductor Corp	68,699
2,739	Novellus Systems Inc *	45,741
15,320	NVIDIA Corp *	172,963
7,455	RF Micro Devices Inc *	28,031
1,711	Semtech Corp *	27,222
1,253	Silicon Laboratories Inc *	47,539
4,855	Teradyne Inc *	33,305
35,718	Texas Instruments Inc	760,793
7,728	Xilinx Inc	158,115
		$6,073,717

Engineering & Construction --- 0.36%
2,571	Aecom Technology Corp *	82,272
1,093	Dycom Industries Inc *	12,099
5,044	Fluor Corp	258,707
933	Granite Construction Inc	31,050
3,463	Jacobs Engineering Group Inc *	145,758
4,500	KBR Inc	82,980
5,468	Quanta Services Inc *	126,475
2,343	Shaw Group Inc *	64,221
2,334	URS Corp *	115,580
		$919,142

Financial Services --- 4.73%
1,158	Affiliated Managers Group Inc *	67,384
7,147	Ameriprise Financial Inc	173,458
3,989	Apollo Investment Corp	23,934
226,838	Bank of America Corp ~	2,994,262
33,530	Bank of New York Mellon Corp	982,764
10,908	CIT Group Inc	23,452
154,625	Citigroup Inc †	459,236
1,862	CME Group Inc	579,287
3,279	Eaton Vance Corp	87,713
2,510	Federated Investors Inc Class B	60,466
4,226	Franklin Resources Inc	304,314
2,043	IntercontinentalExchange Inc *	233,392
11,536	Invesco Ltd	205,572
4,522	Janus Capital Group Inc	51,551
109,422	JPMorgan Chase & Co ~	3,732,385
4,014	Legg Mason Inc	97,861
5,355	Moody's Corp	141,104
3,855	NASDAQ OMX Group Inc *	82,150
6,759	Northern Trust Corp	362,823
7,292	NYSE Euronext	198,707
3,747	SEI Investments Co	67,596
13,849	State Street Corp	653,673
7,166	T Rowe Price Group Inc	298,607
2,414	Waddell & Reed Financial Class A	63,657
1,482	Webster Financial Corp	11,930
		$11,957,278

Food & Beverages --- 4.00%
2,739	Brown-Forman Corp	117,722
5,601	Campbell Soup Co	164,781
55,842	Coca-Cola Co	2,679,858
8,894	Coca-Cola Enterprises Inc	148,085
12,544	ConAgra Foods Inc	239,089
5,516	Constellation Brands Inc *	69,943
4,965	Dean Foods Co *	95,278
7,120	Dr Pepper Snapple Group Inc *	150,873
2,202	Flowers Foods Inc	48,092
9,228	General Mills Inc	516,953
2,032	Hansen Natural Corp *	62,626
4,648	Hershey Co	167,328
8,825	HJ Heinz Co	315,052
1,958	Hormel Foods Corp	67,629
3,322	JM Smucker Co	161,649
7,082	Kellogg Co	329,809
41,308	Kraft Foods Inc	1,046,745
557	Lancaster Colony Corp	24,547
3,655	McCormick & Co Inc	118,897
4,181	Molson Coors Brewing Co Class B	176,982
3,833	Pepsi Bottling Group Inc	129,709
1,571	PepsiAmericas Inc	42,118
43,666	PepsiCo Inc	2,399,883
1,587	Ralcorp Holdings Inc *	96,680
19,511	Sara Lee Corp	190,427
3,332	Smithfield Foods Inc * †	46,548
16,545	SYSCO Corp	371,932
744	Tootsie Roll Industries Inc †	16,881
8,472	Tyson Foods Inc Class A	106,832
		$10,102,948

Gold, Metals & Mining --- 1.18%
3,065	AK Steel Holding Corp	58,817
27,326	Alcoa Inc	282,278
2,749	Allegheny Technologies Inc	96,023
4,050	Arch Coal Inc	62,249
1,235	Carpenter Technology Corp	25,700
3,673	Cliffs Natural Resources Inc	89,878
3,155	Commercial Metals Co	50,575
5,067	CONSOL Energy Inc	172,075
11,549	Freeport-McMoRan Copper & Gold Inc	578,720
2,397	Massey Energy Co	46,837
13,728	Newmont Mining Corp	561,063
8,815	Nucor Corp	391,651
2,072	Patriot Coal Corp * †	13,219
7,499	Peabody Energy Corp	226,170
1,790	Reliance Steel & Aluminum Co	68,718
5,247	Steel Dynamics Inc	77,288
2,387	Titanium Metals Corp	21,937
4,020	United States Steel Corp	143,675
1,682	Worthington Industries Inc	21,513
		$2,988,386

Health Care Related --- 2.27%
12,535	Aetna Inc	314,002
8,470	AmericsourceBergen Corp	150,258
10,099	Cardinal Health Inc	308,524
1,898	Cerner Corp *	118,226
7,651	CIGNA Corp	184,313
2,594	Community Health Systems Inc *	65,499
4,163	Coventry Health Care Inc *	77,890
2,901	DaVita Inc *	143,483
7,606	Express Scripts Inc Class A *	522,912
6,917	Health Management Associates Inc Class A *	34,170
2,912	Health Net Inc *	45,282
2,529	Henry Schein Inc *	121,266
4,757	Humana Inc *	153,461
5,098	IMS Health Inc	64,745
842	Kindred Healthcare Inc *	10,416
3,038	Laboratory Corp of America Holdings *	205,946
1,524	LifePoint Hospitals Inc *	40,005
1,929	Lincare Holdings Inc *	45,370
7,613	McKesson Corp	334,972
13,530	Medco Health Solutions Inc *	617,103
2,923	Omnicare Inc	75,296
1,168	Owens & Minor Inc	51,182
2,565	Patterson Cos Inc *	55,660
1,577	Psychiatric Solutions Inc *	35,861
4,212	Quest Diagnostics Inc	237,683
11,711	Tenet Healthcare Corp *	33,025
33,364	UnitedHealth Group Inc	833,433
1,377	Universal Health Services Inc Class B	67,266
2,376	VCA Antech Inc *	63,439
1,184	Wellcare Health Plans Inc *	21,892
13,594	WellPoint Inc *	691,799
		$5,724,379

Homebuilding --- 0.17%
3,491	Centex Corp	29,534
7,733	DR Horton Inc	72,381
2,075	KB Home	28,386
3,959	Lennar Corp	38,363
1,037	MDC Holdings Inc	31,224
163	NVR Inc *	81,889
6,019	Pulte Homes Inc	53,148
1,207	Ryland Group Inc	20,229
3,704	Toll Brothers Inc *	62,857
		$418,011

Hotels/Motels --- 0.29%
12,289	Carnival Corp	316,688
8,326	Marriott International Inc Class A	183,746
5,235	Starwood Hotels & Resorts Worldwide Inc	116,217
4,994	Wyndham Worldwide Corp	60,527
1,898	Wynn Resorts Ltd * †	66,999
		$744,177

Household Goods --- 2.72%
1,105	American Greetings Corp	12,906
1,686	Black & Decker Corp	48,321
170	Blyth Inc	5,574
1,970	Church & Dwight Co Inc	106,991
3,901	Clorox Co	217,793
14,012	Colgate-Palmolive Co	991,209
1,943	Energizer Holdings Inc *	101,502
4,213	Fortune Brands Inc	146,360
11,618	Kimberly-Clark Corp	609,132
4,396	Leggett & Platt Inc	66,951
1,574	Mohawk Industries Inc *	56,160
7,786	Newell Rubbermaid Inc	81,052
81,753	Procter & Gamble Co ~	4,177,578
1,616	Snap-on Inc	46,444
2,218	Stanley Works	75,057
1,756	Tupperware Corp	45,691
2,071	Whirlpool Corp	88,142
		$6,876,863

Independent Power Producer --- 0.07%
5,587	Constellation Energy Group	148,502
14,207	Dynegy Inc Class A *	32,250
		$180,752

Insurance Related --- 2.47%
13,111	Aflac Inc	407,621
15,044	Allstate Corp	367,074
2,110	American Financial Group Inc	45,534
75,473	American International Group Inc †	87,549
7,764	Aon Corp	294,023
2,810	Arthur J Gallagher & Co	59,965
3,303	Assurant Inc	79,569
3,255	Brown & Brown Inc	64,872
9,876	Chubb Corp	393,855
4,559	Cincinnati Financial Corp	101,894
1,726	Everest Re Group Ltd	123,530
6,586	Fidelity National Title Group Inc	89,109
2,615	First American Financial Corp	67,755
12,150	Genworth Financial Inc	84,928
1,434	Hanover Insurance Group Inc	54,650
9,127	Hartford Financial Services Group Inc	108,337
3,147	HCC Insurance Holdings Inc	75,559
1,098	Horace Mann Educators Corp	10,947
8,304	Lincoln National Corp	142,912
10,131	Loews Corp	277,589
14,656	Marsh & McLennan Cos Inc	295,025
4,780	MBIA Inc *	20,697
998	Mercury General Corp	33,363
22,958	MetLife Inc	688,969
6,747	Old Republic International Corp	66,458
8,713	Principal Financial Group Inc	164,153
19,101	Progressive Corp	288,616
2,400	Protective Life Corp	27,456
12,982	Prudential Financial Inc	483,190
2,041	Reinsurance Group of America Inc	71,251
1,375	StanCorp Financial Group Inc	39,435
2,321	Torchmark Corp	85,970
16,420	Travelers Cos Inc	673,877
1,383	Unitrin Inc	16,624
9,291	Unum Group	147,355
3,859	WR Berkley Corp	82,853
9,595	XL Capital Ltd Class A	109,959
		$6,232,523

Investment Bank/Brokerage Firm --- 1.50%
26,339	Charles Schwab Corp	461,986
30,759	E*TRADE Financial Corp *	39,371
14,121	Goldman Sachs Group Inc	2,082,000
3,551	Jefferies Group Inc	75,743
37,913	Morgan Stanley	1,080,900
2,761	Raymond James Financial Inc †	47,517
		$3,787,517

Leisure & Entertainment --- 0.23%
1,569	Boyd Gaming Corp †	13,336
1,808	Callaway Golf Co	9,167
6,576	Harley-Davidson Inc †	106,597
3,490	Hasbro Inc	84,598
8,310	International Game Technology	132,129
779	International Speedway Corp Class A	19,950
994	Life Time Fitness Inc *	19,890
10,056	Mattel Inc	161,399
1,375	WMS Industries Inc *	43,326
		$590,392

Machinery --- 1.82%
2,592	AGCO Corp *	75,349
2,107	Bucyrus International Inc	60,176
16,877	Caterpillar Inc	557,616
1,327	Crane Co	29,605
5,661	Cummins Inc	199,324
7,152	Danaher Corp	441,564
11,858	Deere & Co	473,727
2,165	Donaldson Co Inc	74,996
5,217	Dover Corp	172,631
4,645	Eaton Corp	207,213
1,365	Federal Signal Corp	10,442
1,572	Flowserve Corp	109,741
1,679	Graco Inc	36,972
2,252	Harsco Corp	63,732
2,263	IDEX Corp	55,602
10,784	Illinois Tool Works Inc	402,675
924	Ingersoll-Rand Co Ltd	18,528
5,105	ITT Corp	227,173
2,867	Joy Global	102,409
2,052	Kennametal Inc	39,357
1,192	Lincoln Electric Holdings Inc	42,960
3,656	Manitowoc Co Inc	19,231
942	Nordson Corp	36,418
2,088	Oshkosh Truck Corp	30,360
10,187	PACCAR Inc	331,179
3,308	Pall Corp	87,860
4,502	Parker-Hannifin Corp	193,406
2,756	Pentair Inc	70,609
1,375	SPX Corp	67,334
3,019	Terex Corp *	36,439
2,389	Timken Co	40,804
2,204	Trinity Industries Inc †	30,018
500	Valmont Industries Inc	36,040
1,340	Wabtec Corp	43,108
6,244	Western Digital Corp *	165,466
		$4,590,064

Medical Products --- 2.13%
16,970	Baxter International Inc	898,731
1,771	Beckman Coulter Inc	101,195
6,719	Becton Dickinson & Co	479,132
42,252	Boston Scientific Corp *	428,435
2,786	CR Bard Inc	207,418
4,166	DENTSPLY International Inc	127,146
1,571	Edwards Lifesciences Corp *	106,875
1,461	Gen-Probe Inc *	62,794
1,755	Hill-Rom Holdings Inc †	28,466
7,195	Hologic Inc *	102,385
4,501	Hospira Inc *	173,379
1,655	IDEXX Laboratories Inc *	76,461
1,975	Immucor Inc *	27,176
1,062	Intuitive Surgical Inc * †	173,807
1,548	Kinetic Concepts Inc *	42,183
1,355	Masimo Corp *	32,669
31,364	Medtronic Inc	1,094,290
2,114	ResMed Inc *	86,103
9,715	St Jude Medical Inc *	399,286
1,639	Steris Corp	42,745
6,684	Stryker Corp	265,622
1,584	Thoratec Corp *	42,420
3,516	Varian Medical Systems Inc *	123,552
6,033	Zimmer Holdings Inc *	257,006
		$5,379,276

Miscellaneous --- 0.04%
5,084	Leucadia National Corp	107,222
		$107,222

Office Equipment & Supplies --- 0.19%
3,162	Avery Dennison Corp	81,200
1,508	Herman Miller Inc	23,133
1,258	HNI Corp †	22,719
836	Mine Safety Appliances Co	20,148
5,789	Pitney Bowes Inc	126,953
24,255	Xerox Corp	157,172
1,666	Zebra Technologies Corp Class A *	39,418
		$470,743

Oil & Gas --- 11.36%
14,002	Anadarko Petroleum Corp	635,551
9,402	Apache Corp	678,354
8,689	Baker Hughes Inc	316,627
1,045	Bill Barrett Corp *	28,696
8,192	BJ Services Co	111,657
2,907	Cabot Oil & Gas Corp Class A	89,071
6,086	Cameron International Corp *	172,234
15,806	Chesapeake Energy Corp	313,433
56,228	Chevron Corp ~	3,725,105
2,336	Cimarex Energy Co	66,202
1,303	Comstock Resources Inc *	43,064
41,555	ConocoPhillips	1,747,803
6,980	Denbury Resources Inc *	102,815
12,451	Devon Energy Corp	678,580
1,950	Diamond Offshore Drilling Inc	161,948
19,662	El Paso Corp	181,480
1,480	Encore Acquisition Co *	45,658
3,977	ENSCO International Inc	138,678
7,020	EOG Resources	476,798
1,751	Exterran Holdings Inc *	28,086
136,869	Exxon Mobil Corp ~	9,568,512
3,466	FMC Technologies Inc *	130,252
3,124	Forest Oil Corp *	46,610
2,938	Frontier Oil Corp	38,517
25,162	Halliburton Co	520,853
2,759	Helix Energy Solutions Group Inc *	29,990
2,957	Helmerich & Payne Inc	91,283
7,981	Hess Corp	428,979
19,852	Marathon Oil Corp	598,141
2,814	Mariner Energy Inc *	33,065
5,351	Murphy Oil Corp	290,666
7,938	Nabors Industries Ltd *	123,674
11,728	National-Oilwell Inc *	383,036
3,720	Newfield Exploration Co *	121,532
4,862	Noble Energy Inc	286,712
22,736	Occidental Petroleum Corp	1,496,256
1,535	Oceaneering International Inc *	69,382
671	Overseas Shipholding Group Inc	22,841
4,301	Patterson-UTI Energy Inc	55,311
3,197	Pioneer Natural Resources Co	81,524
3,419	Plains Exploration & Production Co *	93,544
4,868	Pride International Inc *	121,992
3,176	Quicksilver Resources Inc *	29,505
4,391	Range Resources Corp	181,831
3,171	Rowan Cos Inc	61,264
33,558	Schlumberger Ltd	1,815,823
6,151	Smith International Inc	158,388
9,639	Southwestern Energy Co *	374,475
18,090	Spectra Energy Corp	306,083
3,279	Sunoco Inc	76,073
2,191	Superior Energy Services Inc *	37,839
3,880	Tesoro Corp	49,392
1,450	Tidewater Inc	62,162
1,333	Unit Corp *	36,751
15,603	Valero Energy Corp	263,535
16,270	Williams Cos Inc	253,975
16,260	XTO Energy Inc	620,156
		$28,701,764

Paper & Forest Products --- 0.22%
12,122	International Paper Co	183,406
2,560	Louisiana-Pacific Corp	8,755
4,799	MeadWestvaco Corp	78,751
2,874	Packaging Corp of America	46,559
2,799	Sonoco Products Co	67,036
5,928	Weyerhaeuser Co	180,389
		$564,896

Personal Loans --- 0.68%
33,305	American Express Co	774,008
3,725	AmeriCredit Corp * †	50,474
12,674	Capital One Financial Corp	277,307
13,508	Discover Financial Services	138,727
2,032	MasterCard Inc	339,974
13,112	SLM Corp *	134,660
		$1,715,150

Pharmaceuticals --- 6.75%
43,348	Abbott Laboratories	2,039,090
8,625	Allergan Inc	410,377
55,560	Bristol-Myers Squibb Co	1,128,424
28,361	Eli Lilly & Co	982,425
3,286	Endo Pharmaceuticals Holdings Inc *	58,885
8,460	Forest Laboratories Inc *	212,430
77,290	Johnson & Johnson ~	4,390,072
6,955	King Pharmaceuticals Inc *	66,977
1,593	Medicis Pharmaceutical Corp Class A	25,998
59,145	Merck & Co Inc	1,653,694
8,555	Mylan Laboratories Inc * †	111,643
2,178	Perrigo Co	60,505
189,270	Pfizer Inc	2,839,050
45,672	Schering-Plough Corp	1,147,281
3,065	Sepracor Inc *	53,086
2,305	Valeant Pharmaceuticals International * †	59,285
2,957	Watson Pharmaceuticals Inc *	99,621
37,404	Wyeth	1,697,767
		$17,036,610

Photography/Imaging --- 0.01%
7,522	Eastman Kodak Co	22,265
		$22,265

Pollution Control --- 0.33%
556	Clean Harbors Inc *	30,018
9,031	Republic Services Inc	220,447
2,382	Stericycle Inc *	122,744
2,246	Waste Connections Inc *	58,194
13,800	Waste Management Inc	388,608
		$820,011

Printing & Publishing --- 0.21%
1,433	Deluxe Corp	18,357
6,519	Gannett Co Inc	23,273
1,192	John Wiley & Sons Inc Class A	39,634
8,821	McGraw-Hill Cos Inc	265,600
1,010	Meredith Corp	25,805
3,270	New York Times Co †	18,018
5,756	RR Donnelley & Sons Co	66,885
714	Scholastic Corp	14,130
169	Washington Post Co Class B	59,518
		$531,220

Railroads --- 0.84%
7,810	Burlington Northern Santa Fe Corp	574,347
10,980	CSX Corp	380,237
2,568	Kansas City Southern *	41,371
10,295	Norfolk Southern Corp	387,813
14,140	Union Pacific Corp	736,128
		$2,119,896

Real Estate --- 1.39%
1,104	Alexandria Real Estate Equities Inc REIT †	39,512
4,101	AMB Property Corp REIT	77,140
3,284	Apartment Investment & Management Co REIT	29,063
2,241	AvalonBay Communities Inc REIT	125,362
3,885	Boston Properties Inc REIT	185,314
1,437	BRE Properties Inc REIT	34,143
1,798	Camden Property Trust REIT	49,625
6,636	CB Richard Ellis Group Inc *	62,113
1,609	Corporate Office Properties Trust REIT	47,192
1,246	Cousins Properties Inc REIT †	10,591
6,278	Duke Realty Corp REIT	55,058
1,040	Equity One Inc REIT †	13,790
7,681	Equity Residential REIT	170,749
770	Essex Property Trust Inc REIT	47,917
1,658	Federal Realty Investment Trust REIT	85,420
7,642	HCP Inc REIT	161,934
3,117	Health Care Inc REIT	106,290
1,986	Highwoods Properties Inc REIT	44,427
3,136	Hospitality Properties Trust REIT	37,287
16,862	Host Hotels & Resorts Inc REIT	141,472
1,157	Jones Lang LaSalle Inc	37,869
9,078	Kimco Realty Corp REIT	91,234
2,961	Liberty Property Trust REIT	68,221
2,217	Macerich Co REIT †	39,041
2,194	Mack-Cali Realty Corp REIT	50,023
2,877	Nationwide Health Properties Inc REIT	74,054
2,311	Omega Healthcare Investors Inc REIT	35,867
4,566	Plum Creek Timber Co Inc REIT	135,975
1,115	Potlatch Corp REIT	27,083
12,414	ProLogis REIT	100,057
3,518	Public Storage REIT	230,359
2,216	Rayonier Inc REIT	80,552
2,926	Realty Income Corp REIT †	64,138
2,244	Regency Centers Corp REIT	78,338
7,790	Simon Property Group Inc REIT	400,640
2,154	SL Green Realty Corp REIT	49,413
4,220	UDR Inc REIT	43,593
4,390	Ventas Inc REIT	131,085
4,453	Vornado Realty Trust REIT	200,519
2,985	Weingarten Realty Investors REIT	43,312
		$3,505,772

Restaurants --- 1.14%
861	Bob Evans Farms Inc	24,745
2,864	Brinker International Inc	48,774
1,685	Cheesecake Factory Inc *	29,150
894	Chipotle Mexican Grill Inc * †	71,520
3,846	Darden Restaurants Inc	126,841
30,944	McDonald's Corp	1,778,971
873	Panera Bread Co Class A *	43,528
20,640	Starbucks Corp *	286,690
11,723	Wendy's/Arby's Group Inc	46,892
12,947	Yum! Brands Inc	431,653
		$2,888,764

Retail --- 5.92%
1,314	99 Cents Only Stores *	17,844
1,505	Aaron's Inc †	44,879
2,465	Abercrombie & Fitch Co	62,586
2,665	Advance Auto Parts Inc	110,571
1,879	Aeropostale Inc *	64,393
9,039	Amazon.com Inc *	756,203
5,788	American Eagle Outfitters Inc	82,016
1,642	AnnTaylor Stores Corp * †	13,103
3,030	AutoNation Inc * †	52,571
1,013	AutoZone Inc *	153,074
1,035	Barnes & Noble Inc	21,352
7,283	Bed Bath & Beyond Inc *	223,952
9,574	Best Buy Co Inc	320,633
2,316	Big Lots Inc *	48,706
1,557	BJ's Wholesale Club Inc *	50,182
6,181	CarMax Inc * †	90,861
4,972	Chicos FAS Inc *	48,378
1,332	Coldwater Creek Inc *	8,072
1,797	Collective Brands Inc *	26,182
12,174	Costco Wholesale Corp	556,352
40,835	CVS Caremark Corp	1,301,411
2,396	Dicks Sporting Goods Inc *	41,211
2,522	Dollar Tree Inc *	106,176
3,933	Family Dollar Stores Inc	111,304
4,346	Foot Locker Inc	45,503
4,617	GameStop Corp *	101,620
12,899	Gap Inc	211,544
1,651	Guess? Inc	42,563
47,578	Home Depot Inc	1,124,268
1,456	J Crew Group Inc *	39,341
6,234	JC Penney Co Inc	178,978
8,566	Kohl's Corp *	366,197
18,297	Kroger Co	403,449
7,576	Limited Brands Inc	90,685
41,414	Lowe's Cos Inc	803,846
11,796	Macy's Inc	138,721
1,149	Netflix Inc * †	47,500
4,490	Nordstrom Inc †	89,306
7,704	Office Depot Inc *	35,130
3,805	O'Reilly Automotive Inc *	144,894
3,535	Petsmart Inc	75,861
1,169	priceline.com Inc * †	130,402
3,509	RadioShack Corp	48,986
1,230	Regis Corp	21,414
1,851	Rent-A-Center Inc *	33,003
3,555	Ross Stores Inc	137,223
1,102	Ruddick Corp	25,820
11,945	Safeway Inc	243,320
4,049	Saks Inc * †	17,937
1,514	Sears Holding Corp * †	100,711
2,759	Sherwin-Williams Co	148,296
20,064	Staples Inc	404,691
5,934	SUPERVALU Inc	76,845
21,100	Target Corp	832,817
3,480	Tiffany & Co	88,253
11,599	TJX Cos Inc	364,905
3,207	Urban Outfitters Inc *	66,930
27,816	Walgreen Co	817,790
62,594	Wal-Mart Stores Inc ~	3,032,053
3,939	Whole Foods Market Inc †	74,762
2,430	Williams-Sonoma Inc	28,844
		$14,946,420

Savings & Loans --- 0.23%
2,286	Astoria Financial Corp	19,614
4,200	First Niagara Financial Group Inc	47,964
14,627	Hudson City Bancorp Inc	194,393
9,682	New York Community Bancorp Inc	103,500
2,995	NewAlliance Bancshares Inc	34,442
9,768	People's United Financial Inc	146,911
2,469	Washington Federal Inc	32,097
		$578,921

Shoes --- 0.23%
10,868	NIKE Inc Class B	562,745
1,275	Timberland Co Class A *	16,919
		$579,664

Specialized Services --- 1.86%
2,737	Affiliated Computer Services Inc Class A *	121,578
1,629	Alliance Data Systems Corp * †	67,099
3,023	Apollo Group Inc *	214,996
14,070	Automatic Data Processing Inc	498,641
1,135	Brink's Co	32,949
1,142	Brink's Home Security Holdings Inc *	32,330
3,934	Broadridge Financial Solutions Inc	65,226
2,071	Career Education Corp *	51,547
3,685	Cintas Corp	84,165
4,249	Computer Sciences Corp *	188,231
3,440	Convergys Corp *	31,923
1,793	Copart Inc *	62,163
2,440	Corinthian Colleges Inc *	41,309
956	Corporate Executive Board Co	19,847
3,230	Corrections Corp of America *	54,878
1,728	DeVry Inc	86,469
1,143	DST Systems Inc *	42,234
1,492	Dun & Bradstreet Corp	121,165
3,541	Equifax Inc	92,420
5,364	Fidelity National Information Services Inc	107,065
4,364	Fiserv Inc *	199,435
1,440	FTI Consulting Inc *	73,037
2,255	Global Payments Inc	84,472
9,527	H&R Block Inc	164,150
1,069	Harte-Hanks Inc	9,888
2,340	Hewitt Associates Inc *	69,685
13,418	Interpublic Group of Cos Inc *	67,761
5,052	Iron Mountain Inc *	145,245
871	ITT Educational Services Inc *	87,675
771	Kelly Services Inc Class A	8,442
1,254	Korn/Ferry International *	13,343
2,134	Lamar Advertising Co * †	32,586
2,358	Lender Processing Services Inc	65,482
2,197	Manpower Inc	93,021
589	ManTech International Corp *	25,351
854	Matthews International Corp Class A	26,576
2,526	Metavante Technologies Inc *	65,322
3,535	Monster Worldwide Inc *	41,748
1,351	Navigant Consulting Inc *	17,455
2,027	NeuStar Inc *	44,918
8,719	Omnicom Group Inc	275,346
9,007	Paychex Inc	226,976
4,286	Robert Half International Inc	101,235
1,148	Rollins Inc	19,872
5,718	SAIC Inc *	106,069
1,815	Scientific Games Corp *	28,623
7,038	Service Corp International	38,568
1,878	Sotheby's	26,499
393	Strayer Education Inc †	85,717
5,530	Total System Services Inc	74,047
1,196	Watson Wyatt & Co Holdings	44,886
19,670	Western Union Co	322,588
		$4,702,253

Telephone & Telecommunications --- 3.21%
11,155	American Tower Corp *	351,717
165,486	AT&T Inc ~	4,110,672
2,832	CenturyTel Inc	86,943
6,025	Cincinnati Bell Inc *	17,111
3,999	Embarq Corp	168,198
8,761	Frontier Communications Corp	62,554
7,100	MetroPCS Communications Inc *	94,501
41,493	Qwest Communications International Inc	172,196
80,535	Sprint Nextel Corp *	387,373
1,459	Syniverse Holdings Inc *	23,388
2,821	Telephone & Data Systems Inc	79,834
79,674	Verizon Communications	2,448,382
12,250	Windstream Corp	102,410
		$8,105,279

Textiles --- 0.25%
8,908	Coach Inc	239,447
1,250	Fossil Inc *	30,100
2,656	Hanesbrands Inc *	39,867
1,444	Phillips-Van Heusen Corp	41,428
1,586	Polo Ralph Lauren Corp	84,914
1,029	Under Armour Inc * †	23,029
2,482	VF Corp	137,379
1,284	Warnaco Group Inc *	41,602
		$637,766

Tobacco --- 1.53%
57,994	Altria Group Inc	950,522
4,717	Lorillard Inc	319,671
55,019	Philip Morris International Inc	2,399,929
4,739	Reynolds American Inc	183,020
701	Universal Corp	23,210
		$3,876,352

Transportation --- 0.10%
1,150	Alexander & Baldwin Inc	26,956
1,299	Con-Way Inc	45,868
2,299	JB Hunt Transport Services Inc	70,188
1,440	Landstar System Inc	51,710
1,568	Ryder System Inc	43,779
1,204	Werner Enterprises Inc	21,817
		$260,318

Utilities --- 1.15%
18,698	AES Corp *	217,084
2,164	AGL Resources Inc	68,815
9,795	CenterPoint Energy Inc	108,529
6,362	CMS Energy Corp	76,853
36,101	Duke Energy Corp	526,713
2,011	Energen Corp	80,239
3,671	EQT Corp	128,155
5,159	MDU Resources Group Inc	97,866
2,230	National Fuel Gas Co	80,458
1,268	NICOR Inc	43,898
7,701	NiSource Inc	89,794
2,953	ONEOK Inc	87,084
14,192	Public Service Enterprise Group Inc	463,085
4,882	Questar Corp	151,635
3,417	Scana Corp	110,950
6,852	Sempra Energy	340,065
3,479	Southern Union Co	63,979
3,037	UGI Corp	77,413
2,273	Vectren Corp	53,256
1,406	WGL Holdings Inc	45,020
		$2,910,891

Water --- 0.03%
3,804	Aqua America Inc	68,092
		$68,092

TOTAL COMMON STOCK --- 97.33%		$245,836,633
(Cost $283,884,899)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,619,000	Fannie Mae	5,619,000
	0.01% July 1, 2009
725,000	United States of America	724,786
	0.15% September 10, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.22%		$6,343,786
(Cost $6,343,786)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
3,449,606	BNP Paribas Securities Corp	3,449,606
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.37%		$3,449,606
(Cost $3,449,606)

OTHER ASSETS & LIABILITIES --- (1.20%)		$(3,036,743)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%		$252,593,282
(Cost $293,678,291)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2009.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,034.54	$3.03

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009